JOINT VENTURES AND ASSOCIATES - Share of profit (Details) - USD ($)	3 Months Ended		9 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2024	Mar. 31, 2023
JOINT VENTURES AND ASSOCIATES
Share of profit or loss	$ 906,136	$ 378,145	$ 4,467,103	$ 1,260,433
Trigall Genetics S.A.
JOINT VENTURES AND ASSOCIATES
Share of profit or loss			631,357	496,934
Synertech Industrias S.A.
JOINT VENTURES AND ASSOCIATES
Share of profit or loss			3,915,797	337,543
Moolec Science S.A.
JOINT VENTURES AND ASSOCIATES
Share of profit or loss			$ (80,051)	482,989
Indrasa Biotecnologa S.A.
JOINT VENTURES AND ASSOCIATES
Share of profit or loss				$ (57,033)